THE PLANTERS FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                November 29, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE:  THE PLANTERS FUNDS (the "Trust")
           1933 Act File No. 33-49701
           1940 ACT FILE NO. 811-7065

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated November 30, 1999, that would have been filed under Rule 497(c), do not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) on November 24, 1999.

        If you have any questions regarding this certification, please call Amy Gotz at (412) 288-1940.

                                                   Very truly yours,

                                                   /s/ Gail Cagney
                                                   Gail Cagney
                                                   Assistant Secretary